Pension Plan and Employee Benefits (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Pension and Other Benefits Cost
The components of net periodic pension and Other Benefits cost for the three months ended March 31, 2020, and 2019 were as follows:

	PENSION BENEFITS		OTHER BENEFITS
	FOR THE THREE MONTHS ENDED MAR. 31,		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019	2020	2019
Components of periodic benefit costs
Service cost	$2,328	$2,067	$508	$288
Interest cost	5,130	5,650	410	400
Expected return on plan assets	(6,245)	(6,622)	—	—
Amortizations
Prior period service credit	(15)	(18)	—	—
Net loss (gain)	3,672	1,875	339	(45)
Net periodic benefit cost	$4,870	$2,952	$1,257	$643

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Components of periodic benefit costs
Service cost	$95	$113
Interest cost	733	825
Amortizations
Prior period service credit	(40)	(35)
Net loss	757	392
Net periodic benefit cost	$1,545	$1,295

The non-service components of net periodic pension and Other Benefits cost are included in Other income (expense), net within Cleco and Cleco Power’s Consolidated Statements of Income. The components of net periodic pension and Other Benefits costs for 2019, 2018, and 2017 are as follows:

	PENSION BENEFITS			OTHER BENEFITS
	FOR THE YEAR ENDED DEC. 31,			FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017	2019	2018	2017
Components of periodic benefit costs
Service cost	$8,414	$9,507	$9,039	$1,191	$1,320	1,446
Interest cost	22,485	20,860	21,648	1,646	1,465	1,569
Expected return on plan assets	(26,502)	(23,773)	(24,064)	—	—	—
Amortizations
Prior service credit	(71)	(71)	(71)	—	—	—
Net loss (gain)	7,849	12,312	10,008	21	135	(50)
Net periodic benefit cost	$12,175	$18,835	$16,560	2,858	$2,920	$2,965
The components of the net SERP costs for 2019, 2018, and 2017 are as follows:

	SERP BENEFITS
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Components of periodic benefit costs
Service cost	$330	$542	$494
Interest cost	3,326	3,077	3,239
Amortizations
Prior service credit	(160)	(160)	(190)
Net loss	1,544	2,913	2,105
Net periodic benefit cost	5,040	6,372	5,648
Special/contractual termination benefits	—	—	315
Total benefit cost	$5,040	$6,372	$5,963

Current and Non-Current Portions of Other Benefits Liability
The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,401	$4,401
Non-current	$48,175	$48,321
The current and non-current portions of the SERP liability for Cleco and Cleco Power at March 31, 2020, and December 31, 2019, were as follows:

Cleco
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$4,599	$4,599
Non-current	$84,219	$84,529

The current and non-current portions of the Other Benefits liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,401	$4,130
Non-current	$48,321	$36,325
The current and non-current portions of the SERP liability for Cleco and Cleco Power at December 31, 2019, and 2018 are as follows:

Cleco
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$4,599	$4,478
Non-current	$84,529	$73,936

Expense of the 401(k) Plan
Cleco’s 401(k) Plan expense for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$3,256	$2,267
The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the three months ended March 31, 2020, and 2019 was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
401(k) Plan expense	$1,662	$930

Cleco’s 401(k) Plan expense for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$7,861	$5,884	$5,386

Cleco Power is the plan sponsor for the 401(k) Plan. The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the years ended December 31, 2019, 2018, and 2017 was as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
401(k) Plan expense	$3,408	$1,066	$888

Cleco Power
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current and Non-Current Portions of Other Benefits Liability
Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$3,815	$3,815
Non-current	$41,994	$42,080

Cleco Power
(THOUSANDS)	AT MAR. 31, 2020	AT DEC. 31, 2019
Current	$760	$760
Non-current	$13,863	$13,964

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$3,815	$3,584
Non-current	$42,080	$31,694
Cleco Power
	AT DEC. 31,
(THOUSANDS)	2019	2018
Current	$760	$930
Non-current	$13,964	$12,025